Advisior Class | T. Rowe Price High Yield Fund, Inc.
T. Rowe Price High Yield Fund–Advisor Class
Investment Objective
The fund seeks high current income and,
secondarily, capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund's Advisor Class Shareholder fees (fees paid directly from your investment)
Shareholder Fees -	Advisior Class T. Rowe Price High Yield Fund, Inc. T. Rowe Price High Yield Fund-Advisor Class
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	2.00%

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Advisior Class T. Rowe Price High Yield Fund, Inc. T. Rowe Price High Yield Fund-Advisor Class
Management fees	0.60%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.13%
Total annual fund operating expenses	0.98%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Advisior Class T. Rowe Price High Yield Fund, Inc. T. Rowe Price High Yield Fund-Advisor Class	100	312	542	1,201

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 75.4% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies
The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in a widely diversified portfolio of high yield corporate bonds, often called "junk" bonds, as well as income-producing convertible securities and preferred stocks that are rated as below investment-grade or not rated by any major credit rating agency but deemed to be below investment-grade by T. Rowe Price. High yield bonds are rated below investment grade (BB and lower , or an equivalent rating). They generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.

The fund's weighted average maturity generally is expected to be in the 5- to 10-year range, but will vary with market conditions. In selecting investments, we rely extensively on T. Rowe Price research analysts. The fund intends to focus primarily on the higher-quality range (BB and B , or an equivalent rating) of the high yield market.

While most assets will typically be invested in bonds, the fund also invests in derivatives such as forward currency exchange contracts and credit default swaps in keeping with the fund's objective s.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity or credit quality, to shift assets into and out of higher-yielding  securities, or to reduce unwanted  securities.

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk  The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Interest rate risk  This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of a fund, the greater the interest rate risk.

Credit risk  This is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. The fund is exposed to greater credit risk than other bond funds because companies issuing high yield bonds are usually not as strong financially and the securities they issue carry a higher risk of default.

Liquidity risk  This is the risk that the fund may not be able to sell a holdingin a timely manner at a desired price.

Foreign investing risk  This is the risk that the fund's investments in foreign securities may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.

Derivatives risk To the extent the fund uses forward currency exchange contracts and credit defaultswaps, it is exposed to additional volatility in comparison to investing directly in bonds and other debt securities.Derivatives can be illiquid and difficult to value , may involve leverage so that small changes produce disproportionate losses for the fund, and instruments not traded on an exchange are subject to the risk that a counterparty to the transaction will fail to meet its obligations under the derivatives contract. The fund's principal use of derivatives involves the risk that anticipated changes in currency values, currency exchange rates, or the creditworthiness of an issuer will not be accurately predicted, which could significantly harm the fund's performance.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

High yield Fund-Advisor class Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	19.26%
Worst Quarter	12/31/08	-18.39%
The fund's return for the six months ended 6/30/11 was 4.24%.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns - Advisior Class T. Rowe Price High Yield Fund, Inc.	1 Year	5 Years	10 Years
T. Rowe Price High Yield Fund-Advisor Class	14.12%	7.62%	8.11%
T. Rowe Price High Yield Fund-Advisor Class Returns after taxes on distributions	11.09%	4.77%	5.06%
T. Rowe Price High Yield Fund-Advisor Class Returns after taxes on distributions and sale of fund shares	9.08%	4.78%	5.06%
Credit Suisse High Yield Index	14.42%	8.40%	9.11%
Lipper High Current Yield Funds Average	14.24%	6.60%	7.02%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .